Significant Accounting Policies (Details) - Schedule of property, plant and equipment	12 Months Ended
Dec. 31, 2022
Buildings [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful life	30
Machinery equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful life	10
Vehicles [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful life	4
Vehicles [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful life	5
Office equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful life	5
Tools [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful life	3
Tools [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful life	5
Electronic devices [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful life	3
Electronic devices [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful life	5